Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net
Schedule of accounts receivable, net

	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable, gross:	1,596	1,121
Less: allowance for expected credit loss of receivables	(39)	(39)
Accounts receivable, net	1,557	1,082

Schedule of movements of the credit loss provision

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	—	—	(39)
Current year provision	—	(39)	—
Balance at end of the year	—	(39)	(39)